Assets and liabilities held for sale - Summary of major classes of assets and liabilities classified as held for sale (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Intangible assets	$ 2,779	$ 3,119	$ 3,279
Property, plant and equipment	56,361	62,093	$ 58,855
Investments in equity accounted units	4,299	4,486
Deferred tax assets	3,137	3,395
Cash and cash equivalents	10,773	10,550
Liabilities
Liabilities of disposal groups held for sale	(294)	(124)
Net assets	49,823	51,115
Assets and liabilities classified as held for sale [member]
Assets
Intangible assets	4	6
Property, plant and equipment	238	190
Investments in equity accounted units	5
Inventories	186	88
Deferred tax assets	66	49
Trade and other receivables	58	139
Other financial assets (including loans to equity accounted units)	60	22
Cash and cash equivalents	117
Assets of disposal groups held for sale	734	494
Liabilities
Trade and other payables	(134)	(60)
Provisions including post-retirement benefits	(160)	(64)
Liabilities of disposal groups held for sale	(294)	(124)
Net assets	$ 440	$ 370